CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents comprise the following:

	As at December 31,
	2025	2024
Cash at bank	15,814	13,729